Other current and non-current assets	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Other current and non-current assets
9. Other current and
non-current
assets
Other current assets consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	12,370	10,619
Value added tax receivables	803	1,644
Other assets	12,027	7,119

Total	25,200	19,382

Prepaid expenses include expenses for licenses and software of €6.8 million as of June 30, 2024 and €7.0 million as of December 31, 2023 and prepaid maintenance expenses of €1.2 million as of June, 2024 and €0.9 million as of December 31, 2023. The Group accrued €0.1 million as of June 30, 2024 and €0.2 million as of December 31, 2023 of incremental cost for the successful arrangement of the BMS collaboration signed in 2019.
The remaining amount is mainly related to prepaid expenses for insurance, contract research organizations and travel expenses.
Other assets include accrued interest income related to short-term deposits of €7.0 million as of June 30, 2024 and €2.6 million as of December 31, 2023 and receivables from capital gains tax of €4.5 million as of June 30, 2024 and €3.1 million as of December 31, 2023.
Other
non-current
assets consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	589	1,414
Other assets	747	603

Total	1,336	2,017

Prepaid expenses include the
non-current
portion of prepayments for licensing agreements of €0.1 million as of June 30, 2024 and €0.5 million as of December 31, 2023, prepaid maintenance expenses of €0.3 million as of June 30, 2024 and €0.5 million as of December 31, 2023 and accrued incremental cost of the BMS collaboration agreement of €0.2 million as of June 30, 2024 and €0.4 million as of December 31, 2023. Other assets include the non-current
portion
for prepaid deposit expenses.